Other income and gains - net	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other income and gains – net
9.	Other income and gains – net

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Investment income from wealth management products	7,146	947	4,652

Fair value (loss)/gain on:
- equity security	—	—	(3,153)
- other investment	—	—	609
- derivative financial instruments	—	—	196

Gain on:
- redemption of derivative financial instruments	—	—	1,550
- disposal of property, plant and equipment	—	1,505	—

Government grants (Note)	10,695	11,695	3,869
Amortization on deferred income from ADS depository (Note 29(b))	—	—	2,405
Others	(767)	(850)	(1,602)

	17,074	13,297	8,526

Note:
Government grants are subsidies received for compensating the Group’s research and development expenses incurred for certain projects and other operating activities.